Cover	Jan. 04, 2024
Cover [Abstract]
Entity Registrant Name	AVENIR WELLNESS SOLUTIONS, INC.
Entity Central Index Key	0001643301
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 04, 2024
Entity File Number	000-55908
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-1504639
Entity Address Address Line 1	5805 Sepulveda Blvd.
Entity Address Address Line 2	Suite 801
Entity Address City Or Town	Sherman Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91411
City Area Code	424
Local Phone Number	273-8675
Security 12g Title	Common stock, par value $0.001
Trading Symbol	AVRW
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false